UNALLOCATED RESERVE AND DISTRIBUTIONS (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2025	Dec. 31, 2024	Jan. 31, 2024
Unallocated Cash and Securities portion of Unallocated Reserve
Cash and cash equivalents	$ 100,204,531	$ 100,204,531		$ 23,980,448
Distribution payable	(78,064,060)	(78,064,060)		(4,854,404)
Unallocated cash and cash equivalents	22,140,471	22,140,471		19,126,044
Reconciliation of Trust's Unallocated Reserve
Beginning Balance		20,975,146
Net Income (Loss)		93,274,243		18,983,336
Distributions declared		(90,921,669)
Ending Balance	$ 23,327,720	$ 23,327,720		20,975,146
Distribution declared (in dollars per share)	$ 6.93	$ 6.93
Distributed cash payments		$ 17,712,013	$ 4,592,003	4,592,003
Distributions declared per unit (in dollars per unit)		$ 1.35	$ 0.35
Distributions payable per unit	$ 5.95
Unallocated Reserve member
Reconciliation of Trust's Unallocated Reserve
Beginning Balance		$ 20,975,143		11,438,214
Net Income (Loss)		93,274,243		18,983,336
Distributions declared		(90,921,669)
Ending Balance	$ 23,327,717	23,327,717		20,975,143
Trust Corpus
Reconciliation of Trust's Unallocated Reserve
Beginning Balance		3		3
Ending Balance	$ 3	$ 3		$ 3